Convertible Notes (Details)								6 Months Ended
	Jan. 26, 2026 $ / shares shares	Dec. 02, 2025 USD ($) shares	Dec. 01, 2025 shares	Sep. 10, 2025 USD ($)	Sep. 09, 2025 Days $ / shares shares	Sep. 04, 2025 USD ($) $ / shares shares	Jul. 04, 2023 $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Convertible Notes [Line Items]
Aggregate purchase amount								$ 1,972,889
Par value (in Dollars per share) | $ / shares	$ 0.0001						$ 0.0001
Principal amount						$ 2,175,000
Original issue discount						160,000
Transaction expense						15,000
Net proceeds				$ 2,000,000				$ 1,972,889
Percentage of original Issue discount					8.00%
Percentage of accrued interest rate					6.00%
Percentage of volume-weighted average price					82.50%
Issuance of shares (in Shares) | shares	40,000,000		15,990				20,000,000
Purchase Notice Date [Member]
Convertible Notes [Line Items]
Trading days (in Days) | Days					10
Purchase Agreement [Member]
Convertible Notes [Line Items]
Aggregate purchase amount						$ 10,000,000
Par value (in Dollars per share) | $ / shares						$ 0.0025
Commitment Shares [Member]
Convertible Notes [Line Items]
Ordinary shares conversted (in Shares) | shares						3,419
Pre-Delivery Shares [Member]
Convertible Notes [Line Items]
Ordinary shares conversted (in Shares) | shares						102,200
Issuance of shares (in Shares) | shares					102,200
Investors [Member]
Convertible Notes [Line Items]
Price per share paid (in Dollars per share) | $ / shares					$ 255.5
Percentage of investors share limits					9.99%
Shares issued upon conversion (in Shares) | shares		16,763
Convertible note balance		$ 275,000